Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000001 per share, reserved for issuance pursuant to the 2021 Equity Incentive Plan
Amount Registered | shares	339,098
Proposed Maximum Offering Price per Unit	8.38
Maximum Aggregate Offering Price	$ 2,841,641.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 392.43
Offering Note	The amount registered represents shares of common stock of Instil Bio, Inc. (the "Registrant") that were added to the shares reserved for future issuance under the Registrant's 2021 Equity Incentive Plan (the "2021 EIP") on January 1, 2026 pursuant to a provision contained in the 2021 EIP pursuant to which the number of shares reserved for issuance under the 2021 EIP will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to five percent (5%) of the total number of shares of the Registrant's common stock outstanding on December 31 of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the 2021 EIP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant's common stock as reported in the consolidated reporting system of The Nasdaq Capital Market on March 24, 2026, which was $8.38.